RETIREMENT PLANS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2011 Legacy Ecolab 401 (K) Plan	Dec. 31, 2010 Legacy Ecolab 401 (K) Plan	Dec. 31, 2009 Legacy Ecolab 401 (K) Plan	Dec. 31, 2011 Nalco	Dec. 31, 2011 Nalco Trust	Dec. 31, 2011 Nalco Profit Sharing	Dec. 31, 2011 Nalco 401 (K) Plan	Dec. 31, 2011 Nalco 401 (K) Plan
Savings Plan, ESOP and Profit Sharing
Percentage of eligible compensation, matched 100% (as a percent)	3.00%						4.00%
Percentage of matching contribution made by company, up to 3% eligible compensation (as a percent)	100.00%
Minimum percentage of eligible compensation, 50% matched (as a percent)	3.00%
Maximum percentage of eligible contribution, 50% matched (as a percent)	5.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5% (as a percent)	50.00%
Percentage of matching contribution by company vested immediately (as a percent)	100.00%
Employer contribution	$ 24.0	$ 23.0	$ 22.0		$ 0.9	$ 1.8		$ 1.0
Payable to Trust				$ 34.2